Financial instruments (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Changes in Fair Value of Derivatives Designated as Fair Value Hedges and Hedged Items Recognized in Consolidated Statements Of Income

Changes in the fair value of the derivatives designated as fair value hedges and the hedged items recognized in the consolidated statements of income for the fiscal years ended March 31, 2015 and 2016 are as follows:

	2014
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥57	¥(57)

	2015
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(57)	¥57

	2016
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥—	¥—

Schedule of Changes in Fair Value of Cash Flow Hedges Recorded in Other Comprehensive Income (Loss)

Changes in the fair value of cash flow hedges recorded in other comprehensive income (loss) for the fiscal years ended March 31, 2015 and 2016 are as follows:

	2015	2016
	Millions of yen
Forward exchange contracts	¥67	¥(1,844)
Interest rate swap agreements	(1,457)	(2,893)
Currency swap agreements	1,611	(2,985)

Total	¥221	¥(7,722)

Schedule of Amounts of Gain (Loss) on Cash Flow Hedges Reclassified from Accumulated Other Comprehensive Income (Loss) into Net Income

Amounts of gain (loss) on cash flow hedges reclassified from accumulated other comprehensive income (loss) into net income for the fiscal years ended March 31, 2014, 2015 and 2016 are as follows:

	Consolidated statements of income item	2014	2015	2016
		Millions of yen
Forward exchange contracts	Other, net	¥121	¥(1,990)	¥642
Interest rate swap agreements	Other, net	(576)	(1,001)	(1,195)
Currency swap agreements	Other, net	2,565	5,485	3,372
Currency option agreements	Other, net	—	—	(5)

Total		¥2,110	¥2,494	¥2,814

Schedule of Changes in Fair Value of Derivatives Not Designated as Hedging Instruments Recorded in Consolidated Statements Of Income

Changes in the fair value of the derivatives not designated as hedging instruments recorded in the consolidated statements of income for the fiscal years ended March 31, 2014, 2015 and 2016 are as follows:

	Consolidated statements of income item	2014	2015	2016
		Millions of yen
Forward exchange contracts	Other, net	¥1,779	¥(1,613)	¥(1,083)
Interest rate swap agreements	Other, net	575	(432)	215
Currency swap agreements	Other, net	1,460	(1,457)	1,244
Currency option agreements	Other, net	585	201	(2,572)
Forward contracts	Other, net	—	(145)	145

Total		¥4,399	¥(3,446)	¥(2,051)

Schedule of Estimated Fair Value of Financial Instruments

The table that follows provides the estimated fair value of financial instruments. Assets and liabilities with carrying amounts that approximate fair values, such as cash and cash equivalents, notes and accounts receivable, trade, short-term borrowings, accounts payable, trade, and accrued payroll are not included in the table. Fair value information regarding “Marketable securities and other investments” is disclosed in note 8.

	2015		2016
	Carrying amount	Fair value	Carrying amount	Fair value
	Millions of yen
Loans receivable	¥268,584	¥268,481	¥268,985	¥270,047
Long-term debt including current portion	¥4,059,104	¥4,200,707	¥4,022,980	¥4,165,577

Schedule of Derivative Instruments in Statement of Financial Position, Fair Values

The fair values of derivative instruments are measured by inputs derived principally from observable market data provided by financial institutions.

	2015	2016
	Millions of yen
Assets
Derivatives designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	¥1,437	¥224
Other assets	219	—
Currency swap agreements
Prepaid expenses and other current assets	—	46
Other assets	76,638	59,914

Subtotal	78,294	60,184

Derivatives not designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	879	2,354
Other assets	2	—
Interest rate swap agreements
Prepaid expenses and other current assets	0	—
Other assets	1	107
Currency swap agreements
Prepaid expenses and other current assets	—	1
Other assets	—	1,742
Currency option agreements
Other assets	474	—

Subtotal	1,356	4,204

Total	¥79,650	¥64,388

	2015	2016
	Millions of yen
Liabilities
Derivatives designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	¥1	¥158
Other (Long-term liabilities)	—	267
Interest rate swap agreements
Other (Current liabilities)	125	88
Other (Long-term liabilities)	2,795	5,725
Currency swap agreements
Other (Long-term liabilities)	777	13,336

Subtotal	3,698	19,574

Derivatives not designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	469	11,551
Other (Long-term liabilities)	284	171
Interest rate swap agreements
Other (Current liabilities)	211	6
Other (Long-term liabilities)	196	292
Currency swap agreements
Other (Current liabilities)	—	1
Other (Long-term liabilities)	—	501
Currency option agreements
Other (Current liabilities)	—	604
Other (Long-term liabilities)	80	1,810
Forward contracts
Other (Current liabilities)	145	—

Subtotal	1,385	14,936

Total	¥5,083	¥34,510

Designated as Hedging Instrument
Schedule of Notional Amounts of Outstanding Derivative Positions

The notional principal amounts of cash flow hedges at March 31, 2015 and 2016 are as follows:

	2015	2016
	Millions of yen
Forward exchange contracts	¥20,022	¥23,673
Interest rate swap agreements	138,912	163,911
Currency swap agreements	209,968	290,605

Not Designated as Hedging Instrument
Schedule of Notional Amounts of Outstanding Derivative Positions

The notional principal amounts of the derivatives not designated as hedging instruments at March 31, 2015 and 2016 are as follows:

	2015	2016
	Millions of yen
Forward exchange contracts	¥64,466	¥430,949
Interest rate swap agreements	271,471	33,449
Currency swap agreements	—	49,572
Currency option agreements	48,740	63,651
Forward contracts	3,499	—